                                         OPPENHEIMER DEVELOPING MARKETS FUND
                                       Supplement dated April 23, 2004 to the
                                          Prospectus dated October 23, 2003

Effective May 3, 2004, the prospectus is changed as follows:

1. The section  entitled  "WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?" on pages
14 and 15 is deleted and replaced with the following:

WHAT IS THE  MINIMUM  AMOUNT  YOU  MUST  INVEST?  In most  cases,  you are  only permitted to buy Fund shares with a minimum  initial  investment of $25,000.  An existing shareholder may make additional investments at any time thereafter with as little as $50, however,  purchases made subsequent to the initial  investment may not exceed $2,000 per shareholder in any one calendar month.

In the following  circumstances,  you can buy Fund shares with a minimum initial investment of $1,000 and make additional  investments at any time with as little as $50, regardless of the amount invested per month:

o Purchases made through retirement plans that are held in omnibus accounts.

o Purchases made pursuant to automatic rebalancing in OppenheimerFunds Portfolio
Builder accounts.

o Purchases made through wrap-fee platforms sponsored by certain  broker-dealers that have an agreement with the Fund's distributor.

o Direct  Rollover/Change of Trustee Requests received by the Fund's Distributor prior to May 3, 2004,  directing the current  trustee/custodian  to liquidate or transfer  in kind the  assets  held in a  non-OppenheimerFunds  retirement  plan account to an OppenheimerFunds retirement plan account with OFI Trust Company as
Trustee.

o The minimum  investment  requirement  does not apply to reinvesting  dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

April 23, 2004                                           PS0785.017